Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 62,371	$ 47,560	$ 40,450
Cost of revenue	(19,458)	(16,306)	(15,229)
Gross profit	42,913	31,254	25,221
Research and development costs	(36,969)	(35,371)	(26,578)
Selling and marketing costs	(28,423)	(28,267)	(28,735)
General and administrative costs	(53,301)	(55,816)	(41,505)
Other operating income, net	954	377	108
Operating loss	(74,826)	(87,823)	(71,489)
Interest income (expense), net	3,959	685	(638)
Foreign exchange and other losses	(7,628)	(447)	(1,380)
Loss before income taxes	(78,495)	(87,585)	(73,507)
Income tax (expense) benefit	(486)	136	(168)
Loss for the year	(78,981)	(87,449)	(73,675)
Attributable to the owners of the parent	$ (78,981)	$ (87,449)	$ (73,675)
Earnings per share [abstract]
Basic loss per share (in dollars per share)	$ (1.22)	$ (1.36)	$ (1.33)
Diluted loss per share (in dollars per share)	$ (1.22)	$ (1.36)	$ (1.33)